NUVEEN STRATEGY GROWTH ALLOCATION FUND

SUPPLEMENT DATED MAY 31, 2011

TO THE SUMMARY PROSPECTUS

DATED MARCH 21, 2011

James A. Colon, CFA, has been appointed co-portfolio manager of the fund. David R. Cline remains portfolio manager of the fund.

There have been no changes in the fund’s investment objectives or policies.

PLEASE KEEP THIS WITH YOUR

FUND’S SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-SGAS-0511P